Other revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenues [Abstract]
Other revenues
Note 8 – Other revenue
Other revenues consist of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Leasing revenues (a)	7	7	16	4	19
Other (b)	3	—	3	1	—

Total other revenues	10	7	19	5	19

(a)	Leasing revenue represents revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill, one of our related parties. Refer to Note 24 – “Related party transactions”.
(b)
On July 1, 2022, Seadrill novated their drilling contract for the
West Gemini
in Angola to the Sonadrill joint venture and leased the
West Gemini
to Sonadrill for the duration of that contract and the
follow-on
contract, entered into directly by Sonadrill, at a nominal charter rate, based on a commitment made under the terms of the joint venture agreement. At the commencement of the lease, we recorded a liability representing the fair value of the lease commitment which we amortize as lease revenue, on a straight-line basis, over the lease term. This lease is considered to form part of Seadrill’s investment in the joint venture, Sonadrill. Accordingly, we recorded a $25 million increase to our investment in Sonadrill at the commencement of the
West Gemini
lease to Sonadrill on July 1, 2022.

Note 8 – Other revenues
Other revenues consist of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Leasing revenues (i)	26	19	1
Early termination fees (ii)	6	11	11

Total other revenues	32	30	12

i. Leasing revenues
Revenue earned on the charter of the
West Castor, West Telesto
and
West Tucana
to Gulfdrill, one of our related parties. Refer to Note 27 – “Related party transactions” for further details.
ii. Early termination fees
Early termination fees were received in 2021 for the
West Bollsta,
in 2020 for the
West Gemini
and in 2019
for the
West Jupiter
and
West Castor
.